Revenues from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2020
Revenues from contracts with customers
Schedule of geographical information

in EUR k	Three Months Ended June 30, 2020(1)
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	3,606	3,684	2,053	9,343
Sales of goods	334	—	42	376
Total Revenues from contracts with external customers	3,940	3,684	2,095	9,719

Recognized over time	3,606	3,684	522	7,812
Recognized at a point in time	334	—	1,573	1,907
Total Revenues from contracts with external customers	3,940	3,684	2,095	9,719

Geographical information
Europe	23	1,109	2,095	3,227
—Germany*#	19	1	2,095	2,115
—Netherlands**	—	—	—	—
Middle East	45	1,789	—	1,834
—Saudi Arabia#	—	1,106	—	1,106
North America	3,872	501	—	4,373
—United States#	3,872	493	—	4,365
Latin America	—	219	—	219
Asia Pacific	—	66	—	66
Total Revenues from contracts with external customers	3,940	3,684	2,095	9,719
(1)	Since the COVID-19 business has been reported as a separate segment as from the third quarter of 2020, the comparative figures for the three and six months ended June 30, 2020 were adjusted retrospectively for both the COVID-19 and diagnostics segments.

in EUR k	Three Months Ended June 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	2,653	6,715	42,325	51,693
Sales of goods	178	—	—	178
Total Revenues from contracts with external customers	2,831	6,715	42,325	51,871

Recognized over time	2,653	6,715	7,128	16,496
Recognized at a point in time	178	—	35,197	35,375
Total Revenues from contracts with external customers	2,831	6,715	42,325	51,871

Geographical information
Europe	49	1,320	42,161	43,530
—Germany*#	—	57	40,323	40,380
—Netherlands**	—	3	1,771	1,774
Middle East	26	3,950	—	3,976
North America	2,731	690	164	3,585
Latin America	25	608	—	633
Asia Pacific	—	147	—	147
Total Revenues from contracts with external customers	2,831	6,715	42,325	51,871

*country of the incorporation of Centogene GmbH

**country of the incorporation of Centogene N.V.

#	countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended June 30, 2020 and 2021, respectively.

in EUR k	Six months ended June 30, 2020(1)
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	7,880	11,226	2,066	21,172
Sales of goods	610	—	42	652
Total Revenues from contracts with external customers	8,490	11,226	2,108	21,824

Recognized over time	7,880	11,226	535	19,641
Recognized at a point in time	610	—	1,573	2,183
Total Revenues from contracts with external customers	8,490	11,226	2,108	21,824

Geographical information
Europe	67	2,713	2,108	4,888
—Germany*#	38	61	2,108	2,207
—Netherlands**	—	3	—	3
Middle East	48	6,204	—	6,252
—Saudi Arabia#	—	4,139	—	4,139
North America	8,375	1,121	—	9,496
—United States#	8,375	964	—	9,339
Latin America	—	965	—	965
Asia Pacific	—	223	—	223
Total Revenues from contracts with external customers	8,490	11,226	2,108	21,824
(1)	Since the COVID-19 business has been reported as a separate segment as from the third quarter of 2020, the comparative figures for the six months ended June 30, 2020 were adjusted retrospectively for both the COVID-19 and diagnostics segments.

in EUR k	Six months ended June 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Total
Rendering of services	6,046	13,098	97,302	116,446
Sales of goods	383	—	2	385
Total Revenues from contracts with external customers	6,429	13,098	97,304	116,831

Recognized over time	6,046	13,098	18,972	38,116
Recognized at a point in time	383	—	78,332	78,715
Total Revenues from contracts with external customers	6,429	13,098	97,304	116,831

Geographical information
Europe	198	2,534	96,282	99,014
—Germany*#	—	110	92,668	92,778
—Netherlands**	—	5	3,539	3,544
Middle East	55	8,085	—	8,140
North America	6,136	1,154	944	8,234
—United States	6,136	1,045	944	8,125
Latin America	40	1,018	—	1,058
Asia Pacific	—	307	78	385
Total Revenues from contracts with external customers	6,429	13,098	97,304	116,831

*country of the incorporation of Centogene GmbH

**country of the incorporation of Centogene N.V.

#	countries contributing more than 10% of the Group’s total consolidated revenues for the six months ended June 30, 2020 and 2021, respectively.